Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000042685
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	CEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Institutional Class	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Emerging Markets Fund, Institutional Class	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,107,002	$1,167,834
Sep/17	$1,384,637	$1,430,123
Sep/18	$1,339,697	$1,418,512
Sep/19	$1,270,691	$1,389,909
Sep/20	$1,395,057	$1,536,388
Sep/21	$1,647,024	$1,816,076
Sep/22	$1,179,361	$1,305,501
Sep/23	$1,383,624	$1,458,236
Sep/24	$1,812,818	$1,838,138
Sep/25	$2,186,170	$2,156,552

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway Emerging Markets Fund, Institutional Class	20.60%	9.40%	8.14%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,655,690,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 21,896
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,655,690	180	$21,896	92%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	5.1%
Peru	0.8%
Indonesia	0.8%
Turkey	1.2%
United Arab Emirates	1.5%
South Africa	2.1%
Exchange-Traded Fund	2.4%
Short-Term Investment	3.3%
Brazil	3.8%
India	10.3%
South Korea	14.3%
Taiwan	19.6%
China	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.3%
Tencent Holdings Ltd.	7.2%
Alibaba Group Holding Ltd. ADR	2.9%
China Construction Bank Corp., Class H	2.4%
Samsung Electronics Co. Ltd.	2.2%
SK Hynix Inc.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.7%
iShares MSCI India ETF	1.6%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)	1.6%
Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
C000042684
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	CEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Investor Class	$148	1.34%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Emerging Markets Fund, Investor Class	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Sep/15	$10,000	$10,000
Sep/16	$11,053	$11,678
Sep/17	$13,784	$14,301
Sep/18	$13,301	$14,185
Sep/19	$12,594	$13,899
Sep/20	$13,796	$15,364
Sep/21	$16,249	$18,161
Sep/22	$11,597	$13,055
Sep/23	$13,598	$14,582
Sep/24	$17,755	$18,381
Sep/25	$21,373	$21,566

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway Emerging Markets Fund, Investor Class	20.38%	9.15%	7.89%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,655,690,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 21,896
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,655,690	180	$21,896	92%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	5.1%
Peru	0.8%
Indonesia	0.8%
Turkey	1.2%
United Arab Emirates	1.5%
South Africa	2.1%
Exchange-Traded Fund	2.4%
Short-Term Investment	3.3%
Brazil	3.8%
India	10.3%
South Korea	14.3%
Taiwan	19.6%
China	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.3%
Tencent Holdings Ltd.	7.2%
Alibaba Group Holding Ltd. ADR	2.9%
China Construction Bank Corp., Class H	2.4%
Samsung Electronics Co. Ltd.	2.2%
SK Hynix Inc.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.7%
iShares MSCI India ETF	1.6%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)	1.6%
Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund